Common Control Mergers (Details Textuals)	1 Months Ended
May 09, 2018 shares
OmniSoft [Member]
Common Control Mergers (Textuals)
Acquired interest rate	100.00%
Issuance of common shares	1,833,333
CrowdPay [Member]
Common Control Mergers (Textuals)
Acquired interest rate	100.00%
Issuance of common shares	2,916,667